Deferred Share Units (Details Narrative)							1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 01, 2024 shares	Apr. 01, 2024 shares	Jul. 06, 2023 shares	Jul. 04, 2023 shares	Jul. 01, 2023 shares	Apr. 21, 2023 shares	Oct. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Oct. 31, 2024 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, vested | shares									672,450			672,450		2,667,436		5,809,217
Shares issued for private placement												$ 19,500,271
Stock-based compensation (note 10)									$ 133,775		$ 336,927	$ 119,810	$ 1,009,951	$ 1,356,071		$ 1,092,290
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, vested | shares														4,023,342	[1]	3,071,826	[2],[3]
Share based compensation expense														$ 482,994		$ 4,416
Shares issued price per share | $ / shares								$ 0.09	$ 0.10	$ 0.12		$ 0.09	$ 0.12	$ 0.11		$ 0.08
Options grant fair value									$ 50,786		$ 74,978
Stock-based compensation (note 10)								$ 94,621		$ 476,794		$ 145,407	$ 551,772
Deferred Share Unit [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, vested | shares	337,475	1,907,840	245,454	1,611,826	210,000	1,250,000	1,051,787
Shares issued for private placement							$ 46,304
Shares issued price per share | $ / shares																		$ 0.16

[1]	On July 6, 2023, 245,454 DSUs were issued to one of the Company’s Directors which vests on July 6, 2024.
[2]	On April 21, 2023, 1,250,000 DSUs for one of the Company’s Directors vested.
[3]	On July 4, 2023, 1,611,826 DSUs were issued to the Company’s Directors which vested immediately.